Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MERGER FUND VL
Entity Central Index Key	0001208133
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000014130 [Member]
Shareholder Report [Line Items]
Fund Name	The Merger Fund® VL
Class Name	Class I
Trading Symbol	MERVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Merger Fund® VL (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
Additional Information Phone Number	1‑800‑367‑5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Merger Fund® VL Class I	$72	1.41%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.41%
Net Assets	$ 24,040,000
Holdings Count | Holding	320
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$24,040
Total number of portfolio holdings	320
Portfolio turnover rate as of the end of the reporting period	70%

Holdings [Text Block]
DEAL COMPOSITION
Type of Buyer
Strategic	85.4%
Financial	14.6%
By Deal Type
Friendly	100.0%
Deal Terms*
Cash	69.8%
Stock with Fixed Exchange Ratio	25.6%
Cash and Stock	4.2%
Stock with Fixed Exchange Ratio (Collar)	0.4%
*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2025.
Asset Allocation(1)
Financials	35%
Energy	20%
Communication Services	19%
Consumer Staples	7%
Consumer Discretionary	6%
Industrials	6%
Information Technology	5%
Health Care	1%
Materials	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.